Cost of Improvements to Concession Assets - Summary of Cost of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cost Of Improvements To Concession Assets [Abstract]
Cost of improvements to concession assets	$ 8,882,633	$ 6,832,541	$ 7,791,320